Offerings	Sep. 27, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.70% Notes due 2026
Amount Registered	78,588,000
Maximum Aggregate Offering Price	$ 78,588,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 11,599.59
Rule 457(f)	true
Fee Note MAOP	$ 78,588,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.95% Notes due 2026
Amount Registered	132,118,000
Maximum Aggregate Offering Price	$ 132,118,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 19,500.62
Rule 457(f)	true
Fee Note MAOP	$ 132,118,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.875% Notes due 2027
Amount Registered	107,724,000
Maximum Aggregate Offering Price	$ 107,724,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 15,900.06
Rule 457(f)	true
Fee Note MAOP	$ 107,724,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.375% Notes due 2028
Amount Registered	324,715,000
Maximum Aggregate Offering Price	$ 324,715,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 47,927.93
Rule 457(f)	true
Fee Note MAOP	$ 324,715,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.75% Notes due December 15, 2029
Amount Registered	235,407,000
Maximum Aggregate Offering Price	$ 235,407,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 34,746.07
Rule 457(f)	true
Fee Note MAOP	$ 235,407,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.250% Notes due 2030
Amount Registered	515,917,000
Maximum Aggregate Offering Price	$ 515,917,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 76,149.35
Rule 457(f)	true
Fee Note MAOP	$ 515,917,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.000% Notes due 2037
Amount Registered	443,223,000
Maximum Aggregate Offering Price	$ 443,223,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 65,419.71
Rule 457(f)	true
Fee Note MAOP	$ 443,223,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.100% Notes due 2040
Amount Registered	1,332,639,000
Maximum Aggregate Offering Price	$ 1,332,639,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 196,697.52
Rule 457(f)	true
Fee Note MAOP	$ 1,332,639,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.250% Notes due 2042
Amount Registered	399,131,000
Maximum Aggregate Offering Price	$ 399,131,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 58,911.74
Rule 457(f)	true
Fee Note MAOP	$ 399,131,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.750% Notes due 2043
Amount Registered	427,662,000
Maximum Aggregate Offering Price	$ 427,662,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 63,122.91
Rule 457(f)	true
Fee Note MAOP	$ 427,662,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.250% Notes due 2044
Amount Registered	210,863,000
Maximum Aggregate Offering Price	$ 210,863,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 31,123.38
Rule 457(f)	true
Fee Note MAOP	$ 210,863,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Amount Registered	150,000,000
Maximum Aggregate Offering Price	$ 150,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 22,140
Rule 457(f)	true
Fee Note MAOP	$ 150,000,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 13
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.350% Notes due 2049
Amount Registered	386,754,000
Maximum Aggregate Offering Price	$ 386,754,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 57,084.89
Rule 457(f)	true
Fee Note MAOP	$ 386,754,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.625% Debentures due 2096
Amount Registered	39,170,000
Maximum Aggregate Offering Price	$ 39,170,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 5,781.49
Rule 457(f)	true
Fee Note MAOP	$ 39,170,000
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.